Derivative Liability - Valuation Assumptions for Derivative Liabilities (Details) - USD ($)			6 Months Ended	12 Months Ended
	May 11, 2015	Sep. 24, 2014	Sep. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Price	$ 2.90	$ 4.20	$ 1.08	$ 0.70	$ 3.80
Expected volatility		84.45%	127.45%		76.26%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Fair Value of Derivative Liability	$ 1,694,651	$ 961,767	$ 663,810	$ 401,127	$ 1,406,596
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 3.50	$ 4.00	$ 2.00	$ 3.00	$ 3.40
Risk-free interest rate	0.17%	1.78%	0.59%	0.19%	0.41%
Expected volatility	76.26%			105.06%
Expected life (in years)	9 months	4 days	1 year	1 month 6 days	2 years 6 months
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 4.50	$ 4.50	$ 4.25	$ 4.50	$ 4.50
Risk-free interest rate	1.59%	2.00%	0.98%	1.04%	1.25%
Expected volatility	107.50%			124.77%
Expected life (in years)	5 years	5 years	3 years 8 months 12 days	4 years 2 months 12 days	4 years 6 months